DISTRIBUTIONS - Disclosure of Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of classes of share capital [line items]
Partnership distributions	$ (1,681)	[1]	$ (1,576)	[2]	$ (1,453)	[3]
Partnership preferred distributions	(62)	[1]	(68)	[2]	(63)	[3]
Total Distributions	$ (1,743)		$ (1,644)		$ (1,516)
Preferred unitholders (usd per share)	$ 1.16		$ 1.14		$ 1.07
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares
Disclosure of classes of share capital [line items]
Partnership distributions	$ (228)		$ (212)		$ (176)
Partnership distributions (usd per share)	$ 1.72		$ 1.62		$ 1.53
Non-controlling Interest - Exchange LP Units
Disclosure of classes of share capital [line items]
Partnership distributions	$ (8)		$ (8)		$ (9)
Partnership distributions (usd per share)	$ 1.72		$ 1.62		$ 1.53
Preferred Unitholders Capital
Disclosure of classes of share capital [line items]
Partnership preferred distributions	$ (46)		$ (52)		$ (47)
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Partnership distributions	$ (16)		$ (16)		$ (16)
Partnership distributions (usd per share)	$ 1.28		$ 1.28		$ 1.28
Limited Partners
Disclosure of classes of share capital [line items]
Partnership distributions	$ (793)		$ (748)		$ (701)
Partnership distributions (usd per share)	$ 1.72		$ 1.62		$ 1.53
General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ (324)	[1]	$ (296)	[2]	$ (269)	[3]
Partnership distributions (usd per share)	$ 1.72		$ 1.62		$ 1.53
Redeemable Partnership Units held by Brookfield
Disclosure of classes of share capital [line items]
Partnership distributions	$ (328)	[1]	$ (312)	[2]	$ (298)	[3]
Partnership preferred distributions	$ (16)	[1]	$ (16)	[2]	$ (16)	[3]
Partnership distributions (usd per share)	$ 1.72		$ 1.62		$ 1.53
Special General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as incentive distributions to owners	$ 320		$ 295		$ 266

[1]	Refer to Note 30, Distributions.
[2]	Refer to Note 30, Distributions.
[3]	Refer to Note 30, Distributions.